Income Taxes (Details Narrative) $ in Millions	3 Months Ended
Jan. 31, 2022 CAD ($)
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	$ 1,274
Canada Revenue Agency Reassessment [member] | Two Thousand And Sixteen Taxation Year [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	154
Canada Revenue Agency Reassessment [member] | Two Thousand Eleven To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	1,186
Revenu Quebec Agency [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	34
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	33
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Fifteen And Sixteen Taxation Year [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	$ 21